BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 1,287,234
Prepaid expenses	273,852
Total Current Assets	1,561,086
Cash and investments held in Trust Account	230,053,249
Total Assets	231,614,335
Current liabilities
Accrued expenses	298,328
Accrued offering costs	17,000
Total Current Liabilities	315,328
Deferred underwriting fee payable	8,050,000
Total Liabilities	8,365,328
Commitments and contingencies
Class A common stock subject to possible redemption, 21,824,900 shares at $10.00 per share redemption value	218,249,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0
Additional paid-in capital	5,426,501
Accumulated deficit	(427,187)
Total Stockholders' Equity	5,000,007
Total Liabilities and Stockholders' Equity	231,614,335
Class A Common Stock [Member]
Stockholders' Equity
Common stock	118
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 575